Significant non-cash investing and financing transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-Cash Transactions [Abstract]
Transfer from construction-in-progress to other assets	₩ 14,052,094	₩ 8,656,252	₩ 13,676,233
Recognition of asset retirement cost and related provision for decommissioning costs	2,425,668	310,272	2,494,802
Transfer from provision for disposal of spent nuclear fuel to accrued expenses	376,103	482,699	342,861
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities	7,759,284	7,100,846	0
Transfer of right-of-use assets due to change in accounting policy	₩ 5,364,647	₩ 0	₩ 0